May 31, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Selected Series, Inc.
                  RiverSource Precious Metals Fund
           Post-Effective Amendment No. 44
           File Nos. 2-93745/811-4132
           Accession Number: 0000820027-06-000820

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 44 (Amendment). This Amendment was filed electronically on May 24, 2006.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


 /s/ Christopher O. Petersen
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     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.